Net gain or loss on financial assets at FVTOCI (Tables)	12 Months Ended
Dec. 31, 2021
Gains (losses) on financial assets at fair value through other comprehensive income [Abstract]
Summary Of Gain or Loss On Financial Assets At FVTOCI Recognized Net
Details of net gain or loss on financial assets at FVTOCI recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Gain on redemption of securities	15	(57)	(23)
Gain on transaction of securities	11,000	24,195	32,647

Total	11,015	24,138	32,624